Allowance For Loan Losses (Schedule Of Allowance For Loan Loss By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	$ 19,409	$ 18,224
Allowance for loan loss, Charge-offs	8,927	6,843
Allowance for loan loss, Recoveries	1,952	3,428
Allowance for loan loss, Provision	6,375	4,600
Allowance for loan loss, Ending balance	18,809	19,409
Allowance for loan loss, Evaluated for impairment, Individually		2,666
Allowance for loan loss, Evaluated for impairment, Collectively	18,809	16,743
Allowance for loan loss, Total	18,809	19,409
Loans, Evaluated for impairment, Individually	10,679	16,166
Loans, Evaluated for impairment, Collectively	2,128,672	1,956,937
Loans, Acquired with deteriorated credit quality	7,018
Loans, Total	2,146,369	1,973,103
Commercial And Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	590	1,864
Allowance for loan loss, Charge-offs	226	522
Allowance for loan loss, Recoveries	32	23
Allowance for loan loss, Provision	102	(775)
Allowance for loan loss, Ending balance	498	590
Allowance for loan loss, Evaluated for impairment, Collectively	498	590
Allowance for loan loss, Total	498	590
Loans, Evaluated for impairment, Individually		81
Loans, Evaluated for impairment, Collectively	108,739	130,818
Loans, Total	108,739	130,899
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	11,666	8,488
Allowance for loan loss, Charge-offs	4,604	1,989
Allowance for loan loss, Recoveries	289	1,981
Allowance for loan loss, Provision	3,089	3,186
Allowance for loan loss, Ending balance	10,440	11,666
Allowance for loan loss, Evaluated for impairment, Individually		2,666
Allowance for loan loss, Evaluated for impairment, Collectively	10,440	9,000
Allowance for loan loss, Total	10,440	11,666
Loans, Evaluated for impairment, Individually	9,912	15,311
Loans, Evaluated for impairment, Collectively	805,365	716,835
Loans, Acquired with deteriorated credit quality	6,693
Loans, Total	821,970	732,146
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	4,839	5,337
Allowance for loan loss, Charge-offs	1,030	1,367
Allowance for loan loss, Recoveries	22	29
Allowance for loan loss, Provision	1,398	840
Allowance for loan loss, Ending balance	5,229	4,839
Allowance for loan loss, Evaluated for impairment, Collectively	5,229	4,839
Allowance for loan loss, Total	5,229	4,839
Loans, Evaluated for impairment, Individually	469	476
Loans, Evaluated for impairment, Collectively	1,030,840	929,312
Loans, Acquired with deteriorated credit quality	126
Loans, Total	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	1,525	1,452
Allowance for loan loss, Charge-offs	1,355	1,089
Allowance for loan loss, Recoveries	18	7
Allowance for loan loss, Provision	1,511	1,155
Allowance for loan loss, Ending balance	1,699	1,525
Allowance for loan loss, Evaluated for impairment, Collectively	1,699	1,525
Allowance for loan loss, Total	1,699	1,525
Loans, Evaluated for impairment, Individually	298	298
Loans, Evaluated for impairment, Collectively	142,724	141,499
Loans, Acquired with deteriorated credit quality	88
Loans, Total	143,110	141,797
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	88	95
Allowance for loan loss, Charge-offs	190	164
Allowance for loan loss, Recoveries	135	136
Allowance for loan loss, Provision	48	21
Allowance for loan loss, Ending balance	81	88
Allowance for loan loss, Evaluated for impairment, Collectively	81	88
Allowance for loan loss, Total	81	88
Loans, Evaluated for impairment, Collectively	36,453	35,845
Loans, Acquired with deteriorated credit quality	111
Loans, Total	36,564	35,845
DDA Overdrafts [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	701	988
Allowance for loan loss, Charge-offs	1,522	1,712
Allowance for loan loss, Recoveries	1,456	1,252
Allowance for loan loss, Provision	227	173
Allowance for loan loss, Ending balance	862	701
Allowance for loan loss, Evaluated for impairment, Collectively	862	701
Allowance for loan loss, Total	862	701
Loans, Evaluated for impairment, Collectively	4,551	2,628
Loans, Total	$ 4,551	$ 2,628